Summary of significant accounting policies (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jan. 01, 2020	Dec. 31, 2019
Summary Of Significant Accounting Policies [Line Items]
Allowance for credit loss	$ 64,263		$ 0
Decrease to retained earnings	$ (8,232,470)		(7,734,609)
Accounting Standards Update [Extensible List]	us-gaap:AccountingStandardsUpdate201613Member
Cumulative effect due to adoption of new accounting standard
Summary Of Significant Accounting Policies [Line Items]
Allowance for credit loss		$ 30,300	$ 30,264
Decrease to retained earnings		$ 25,800